Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - Retail [member] - Personal [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,129	$ 1,038	$ 1,043	$ 1,079
Provision for credit losses
Originations	25	22	48	48
Maturities	(35)	(42)	(72)	(88)
Changes in risk, parameters and exposures	146	(19)	329	19
Write-offs	(124)	(89)	(236)	(175)
Recoveries	26	33	55	63
Exchange rate and other	(2)		(2)	(3)
Balance at end of period	1,165	943	1,165	943
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	286	404	285	422
Provision for credit losses
Transfers to Stage 1	147	157	297	327
Transfers to Stage 2	(20)	(39)	(43)	(61)
Transfers to Stage 3	(1)		(1)	(1)
Originations	25	22	48	48
Maturities	(10)	(17)	(22)	(38)
Changes in risk, parameters and exposures	(130)	(216)	(268)	(387)
Exchange rate and other	1	(1)	2
Balance at end of period	298	310	298	310
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	725	547	661	569
Provision for credit losses
Transfers to Stage 1	(146)	(157)	(296)	(326)
Transfers to Stage 2	21	39	44	61
Transfers to Stage 3	(12)	(13)	(25)	(25)
Maturities	(25)	(25)	(50)	(50)
Changes in risk, parameters and exposures	184	159	415	321
Exchange rate and other			(2)
Balance at end of period	747	550	747	550
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	118	87	97	88
Provision for credit losses
Transfers to Stage 1	(1)		(1)	(1)
Transfers to Stage 2	(1)		(1)
Transfers to Stage 3	13	13	26	26
Changes in risk, parameters and exposures	92	38	182	85
Write-offs	(124)	(89)	(236)	(175)
Recoveries	26	33	55	63
Exchange rate and other	(3)	1	(2)	(3)
Balance at end of period	$ 120	$ 83	$ 120	$ 83